Consolidated Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 47.6%
360 Security Technology Inc., Class A	115,200	$271,990
3SBio Inc.(a)(b)	1,008,000	937,179
51job Inc., ADR(b)	21,888	1,534,349
AAC Technologies Holdings Inc.	576,000	3,034,179
Accelink Technologies Co. Ltd., Class A	57,600	270,097
AECC Aviation Power Co. Ltd., Class A	116,291	634,575
Agile Group Holdings Ltd.	1,152,000	1,574,653
Agricultural Bank of China Ltd., Class A	2,800,600	1,317,437
Agricultural Bank of China Ltd., Class H	21,024,000	7,103,023
Aier Eye Hospital Group Co. Ltd., Class A	195,157	1,814,519
Air China Ltd., Class A	347,218	352,079
Air China Ltd., Class H	1,156,000	745,340
Aisino Corp., Class A	88,099	204,188
AK Medical Holdings Ltd.(a)	576,000	1,283,491
Alibaba Group Holding Ltd., ADR(b)	1,442,592	439,543,356
Alibaba Health Information Technology Ltd.(b)	2,304,000	6,016,364
Alibaba Pictures Group Ltd.(b)	8,640,000	1,125,283
A-Living Services Co. Ltd., Class H(a)	288,000	1,206,987
Aluminum Corp. of China Ltd., Class A(b)	548,299	235,000
Aluminum Corp. of China Ltd., Class H(b)	3,456,000	753,160
Angang Steel Co. Ltd., Class A	518,498	204,418
Angel Yeast Co. Ltd., Class A	30,498	240,568
Anhui Conch Cement Co. Ltd., Class A	172,898	1,312,695
Anhui Conch Cement Co. Ltd., Class H	954,000	5,948,007
Anhui Gujing Distillery Co. Ltd., Class A	30,435	955,376
Anhui Gujing Distillery Co. Ltd., Class B	57,600	653,630
Anhui Kouzi Distillery Co. Ltd., Class A	28,800	235,604
ANTA Sports Products Ltd.	864,000	9,503,627
Autohome Inc., ADR	44,928	4,292,870
AVIC Aircraft Co. Ltd., Class A	144,000	520,626
Avic Capital Co. Ltd., Class A	489,600	319,515
AVIC Electromechanical Systems Co. Ltd., Class A	174,499	275,446
AVIC Jonhon Optronic Technology Co. Ltd., Class A	57,600	476,541
AVIC Shenyang Aircraft Co. Ltd., Class A	59,297	458,968
AviChina Industry & Technology Co. Ltd., Class H	2,018,000	1,038,295
BAIC Motor Corp. Ltd., Class H(a)	1,296,000	477,967
Baidu Inc., ADR(b)	211,680	28,164,024
Bank of Beijing Co. Ltd., Class A	835,200	582,473
Bank of Chengdu Co. Ltd., Class A	172,800	267,087
Bank of China Ltd., Class A	1,612,800	765,907
Bank of China Ltd., Class H	60,192,000	19,016,538
Bank of Communications Co. Ltd., Class A	1,872,086	1,266,463
Bank of Communications Co. Ltd., Class H	6,624,100	3,254,456
Bank of Hangzhou Co. Ltd., Class A	288,000	557,829
Bank of Jiangsu Co. Ltd., Class A	576,000	516,970
Bank of Nanjing Co. Ltd., Class A	435,000	496,957
Bank of Ningbo Co. Ltd., Class A	288,099	1,461,953
Bank of Shanghai Co. Ltd., Class A	633,641	742,816
Baoshan Iron & Steel Co. Ltd., Class A	921,695	735,016
Baozun Inc., ADR(b)(c)	32,832	1,201,323
BBMG Corp., Class A	259,200	116,512
Beijing Capital Development Co. Ltd., Class A	115,200	106,147
Beijing Capital International Airport Co. Ltd., Class H	1,152,000	702,652
Beijing Dabeinong Technology Group Co. Ltd., Class A	188,500	233,364
Beijing Enlight Media Co. Ltd., Class A	115,200	209,196
Beijing Enterprises Holdings Ltd.	433,000	1,300,979
Beijing Enterprises Water Group Ltd.	3,456,000	1,310,230
Beijing New Building Materials PLC, Class A	115,826	597,616

Security	Shares	Value

China (continued)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,048	$731,009
Beijing Originwater Technology Co. Ltd., Class A	144,000	166,875
Beijing Shiji Information Technology Co. Ltd., Class A	28,800	158,446
Beijing Shunxin Agriculture Co. Ltd., Class A	28,800	236,292
Beijing Sinnet Technology Co. Ltd., Class A	88,099	251,420
Beijing Tiantan Biological Products Corp. Ltd., Class A	68,120	350,557
Beijing Tongrentang Co. Ltd., Class A	57,600	231,389
BEST Inc., ADR(b)(c)	147,168	378,222
Betta Pharmaceuticals Co. Ltd., Class A	28,800	460,499
BGI Genomics Co. Ltd., Class A	28,800	640,836
Bilibili Inc., ADR(b)(c)	88,704	3,962,408
BOE Technology Group Co. Ltd., Class A	1,670,400	1,179,913
Bohai Leasing Co. Ltd., Class A(b)	288,000	109,243
Bosideng International Holdings Ltd.	2,304,000	1,007,184
Brilliance China Automotive Holdings Ltd.	2,304,000	1,987,628
BYD Co. Ltd., Class A	115,200	2,749,317
BYD Co. Ltd., Class H(c)	432,000	8,584,460
BYD Electronic International Co. Ltd.(c)	576,000	2,473,394
By-Health Co. Ltd., Class A	86,400	333,794
Caitong Securities Co. Ltd., Class A	174,468	334,541
CanSino Biologics Inc., Class H(a)(b)	57,600	1,120,826
Centre Testing International Group Co. Ltd., Class A	86,400	346,181
CGN Power Co. Ltd., Class H(a)	6,912,000	1,479,580
Changchun High & New Technology Industry Group Inc., Class A	28,800	1,610,779
Changjiang Securities Co. Ltd., Class A	288,000	323,859
Chaozhou Three-Circle Group Co. Ltd., Class A	88,097	408,236
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	28,800	182,789
China Aoyuan Group Ltd.	864,000	808,867
China Avionics Systems Co. Ltd., Class A	88,098	211,422
China Cinda Asset Management Co. Ltd., Class H	6,624,000	1,238,554
China CITIC Bank Corp. Ltd., Class A	172,800	130,318
China CITIC Bank Corp. Ltd., Class H	6,912,200	2,807,718
China Communications Construction Co. Ltd., Class H	3,456,000	1,804,909
China Communications Services Corp. Ltd., Class H	1,728,000	1,002,727
China Conch Venture Holdings Ltd.	1,296,000	5,757,326
China Construction Bank Corp., Class A	460,800	432,844
China Construction Bank Corp., Class H	73,728,390	50,864,541
China East Education Holdings Ltd.(a)	432,000	830,035
China Eastern Airlines Corp. Ltd., Class A	633,695	434,371
China Eastern Airlines Corp. Ltd., Class H(c)	1,152,000	457,541
China Education Group Holdings Ltd.	576,000	956,676
China Enterprise Co. Ltd., Class A	230,497	134,933
China Everbright Bank Co. Ltd., Class A	1,814,400	1,062,154
China Everbright Bank Co. Ltd., Class H	2,592,000	895,770
China Everbright Environment Group Ltd.	2,880,370	1,448,570
China Everbright Ltd.	576,000	759,102
China Evergrande Group	1,440,000	2,859,630
China Feihe Ltd.(a)	864,000	1,958,661
China Film Co. Ltd., Class A	86,400	163,349
China Fortune Land Development Co. Ltd., Class A	185,778	390,352
China Galaxy Securities Co. Ltd., Class H	3,456,000	1,889,584
China Gas Holdings Ltd.	2,016,000	6,174,201
China Gezhouba Group Co. Ltd., Class A	230,497	239,232
China Greatwall Technology Group Co. Ltd., Class A	144,000	325,794
China Hongqiao Group Ltd.	1,296,000	935,879
China Huarong Asset Management Co. Ltd., Class H(a)	7,776,000	812,209
China Huishan Dairy Holdings Co. Ltd.(b)(d)	277,900	0	(e)

1

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China International Capital Corp. Ltd., Class H(a)(b)	921,600	$2,143,905
China Jinmao Holdings Group Ltd.	4,032,000	2,032,937
China Jushi Co. Ltd., Class A	172,800	359,987
China Lesso Group Holdings Ltd.	864,000	1,394,905
China Life Insurance Co. Ltd., Class A	144,790	996,367
China Life Insurance Co. Ltd., Class H	5,760,000	12,508,095
China Literature Ltd.(a)(b)	230,400	1,886,613
China Longyuan Power Group Corp. Ltd., Class H	2,592,000	1,771,485
China Medical System Holdings Ltd.	1,153,000	1,207,291
China Mengniu Dairy Co. Ltd.	2,016,000	9,475,773
China Merchants Bank Co. Ltd., Class A	979,297	5,822,037
China Merchants Bank Co. Ltd., Class H	3,024,446	15,717,283
China Merchants Energy Shipping Co. Ltd., Class A	374,499	323,815
China Merchants Port Holdings Co. Ltd.	1,158,180	1,227,650
China Merchants Securities Co. Ltd., Class A(b)	403,220	1,245,865
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	343,060	720,317
China Minsheng Banking Corp. Ltd., Class A	1,814,498	1,430,734
China Minsheng Banking Corp. Ltd., Class H	4,320,020	2,361,991
China Mobile Ltd.	4,752,000	28,892,474
China Molybdenum Co. Ltd., Class A	864,000	509,658
China Molybdenum Co. Ltd., Class H	2,592,000	939,221
China National Building Material Co. Ltd., Class H	2,880,000	3,301,573
China National Chemical Engineering Co. Ltd., Class A	230,499	182,093
China National Medicines Corp. Ltd., Class A	28,800	184,036
China National Nuclear Power Co. Ltd., Class A	662,400	438,220
China National Software & Service Co. Ltd., Class A	28,800	301,537
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(b)	172,800	259,861
China Oilfield Services Ltd., Class H	1,300,000	781,189
China Overseas Land & Investment Ltd.	2,881,760	7,209,184
China Overseas Property Holdings Ltd.	1,440,000	1,041,722
China Pacific Insurance Group Co. Ltd., Class A	345,698	1,647,373
China Pacific Insurance Group Co. Ltd., Class H	2,073,600	6,457,564
China Petroleum & Chemical Corp., Class A	1,209,692	704,543
China Petroleum & Chemical Corp., Class H	18,432,000	7,154,274
China Power International Development Ltd.	3,456,000	664,028
China Railway Construction Corp. Ltd., Class A	547,200	680,706
China Railway Construction Corp. Ltd., Class H	1,440,000	973,017
China Railway Group Ltd., Class A	835,200	669,781
China Railway Group Ltd., Class H	2,880,000	1,322,115
China Railway Signal & Communication Corp. Ltd., Class H(a)	1,152,000	378,808
China Reinsurance Group Corp., Class H	4,032,000	384,750
China Resources Beer Holdings Co. Ltd.	1,156,000	7,162,718
China Resources Cement Holdings Ltd.	1,728,000	2,255,022
China Resources Gas Group Ltd.	576,000	2,495,677
China Resources Land Ltd.	2,305,555	9,379,970
China Resources Pharmaceutical Group Ltd.(a)	1,152,000	574,897
China Resources Power Holdings Co. Ltd.	1,732,000	1,800,153
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	59,273	239,703
China Shenhua Energy Co. Ltd., Class A	203,000	504,753
China Shenhua Energy Co. Ltd., Class H	2,592,000	4,478,849
China Shipbuilding Industry Co. Ltd., Class A(b)	1,152,095	715,731
China South Publishing & Media Group Co. Ltd., Class A	88,097	138,008
China Southern Airlines Co. Ltd., Class A(b)	345,600	284,376
China Southern Airlines Co. Ltd., Class H(b)	1,152,000	601,636
China Spacesat Co. Ltd., Class A	57,600	269,839

Security	Shares	Value

China (continued)
China State Construction Engineering Corp. Ltd., Class A	1,987,200	$1,516,460
China State Construction International Holdings Ltd.(c)	1,732,000	1,197,124
China Taiping Insurance Holdings Co. Ltd.	1,267,390	1,905,616
China Telecom Corp. Ltd., Class H	10,368,000	3,262,206
China Tourism Group Duty Free Corp. Ltd., Class A	87,498	2,605,503
China Tower Corp. Ltd., Class H(a)	33,408,000	5,212,697
China Traditional Chinese Medicine Holdings Co. Ltd.	1,728,000	688,539
China TransInfo Technology Co. Ltd., Class A	86,400	286,312
China Unicom Hong Kong Ltd.	4,608,000	2,828,434
China United Network Communications Ltd., Class A	1,411,298	1,005,323
China Vanke Co. Ltd., Class A	460,807	1,895,872
China Vanke Co. Ltd., Class H	1,209,684	3,743,775
China Yangtze Power Co. Ltd., Class A	1,008,098	2,854,364
China Yuhua Education Corp Ltd.(a)	576,000	455,312
Chongqing Brewery Co. Ltd., Class A	30,496	486,934
Chongqing Changan Automobile Co. Ltd., Class A(b)	203,298	501,547
Chongqing Fuling Zhacai Group Co. Ltd., Class A	28,800	179,692
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,728,000	688,539
Chongqing Zhifei Biological Products Co. Ltd., Class A	86,400	2,066,762
CIFI Holdings Group Co. Ltd.	2,304,000	1,589,508
CITIC Ltd.	4,320,000	3,080,601
CITIC Securities Co. Ltd., Class A	489,600	2,093,298
CITIC Securities Co. Ltd., Class H(c)	1,584,000	3,415,215
CNOOC Ltd.	13,824,000	12,549,690
Contemporary Amperex Technology Co. Ltd., Class A	115,299	4,255,883
COSCO SHIPPING Development Co. Ltd., Class A	950,400	296,634
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,152,000	453,084
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	490,698	479,248
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	2,016,000	1,286,833
COSCO SHIPPING Ports Ltd.	1,732,000	1,011,749
Country Garden Holdings Co. Ltd.	5,760,838	7,086,971
Country Garden Services Holdings Co. Ltd.	1,152,000	7,227,064
CRRC Corp. Ltd., Class A	1,180,899	950,539
CRRC Corp. Ltd., Class H	3,168,500	1,225,749
CSC Financial Co. Ltd., Class A	115,299	736,777
CSPC Pharmaceutical Group Ltd.	6,525,440	6,874,774
Dali Foods Group Co. Ltd.(a)	1,584,000	980,444
Daqin Railway Co. Ltd., Class A	691,295	661,744
Dawning Information Industry Co. Ltd., Class A	82,217	439,309
DHC Software Co. Ltd., Class A	172,800	235,604
Dong-E-E-Jiao Co. Ltd., Class A	28,800	164,510
Dongfang Electric Corp. Ltd., Class A	144,000	227,948
Dongfeng Motor Group Co. Ltd., Class H	2,306,000	1,620,625
Dongxing Securities Co. Ltd., Class A	145,698	265,449
East Money Information Co. Ltd., Class A	414,320	1,446,601
ENN Energy Holdings Ltd.	604,800	7,639,111
Eve Energy Co. Ltd., Class A	111,916	889,646
Everbright Securities Co. Ltd., Class A	202,693	544,551
Fangda Carbon New Material Co. Ltd., Class A(b)	203,975	190,991
Far East Horizon Ltd.	1,728,000	1,695,723
Fiberhome Telecommunication Technologies Co. Ltd., Class A	59,299	209,080
Financial Street Holdings Co. Ltd., Class A	115,200	114,748
First Capital Securities Co. Ltd., Class A	201,600	298,957
Focus Media Information Technology Co. Ltd., Class A	720,040	1,004,319
Foshan Haitian Flavouring & Food Co. Ltd., Class A	137,493	3,289,360
Fosun International Ltd.	2,016,000	2,428,086
Founder Securities Co. Ltd., Class A(b)	432,000	599,332

2

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Foxconn Industrial Internet Co. Ltd., Class A	288,000	$587,075
Fujian Sunner Development Co. Ltd., Class A	57,600	189,498
Fuyao Glass Industry Group Co. Ltd., Class A	87,499	489,746
Fuyao Glass Industry Group Co. Ltd., Class H(a)	345,600	1,463,982
Ganfeng Lithium Co. Ltd., Class A	59,298	538,586
GCL System Integration Technology Co. Ltd., Class A(b)	288,000	148,812
GD Power Development Co. Ltd., Class A	950,400	278,183
GDS Holdings Ltd., ADR(b)(c)	60,768	5,106,943
Geely Automobile Holdings Ltd.	4,320,000	8,868,566
Gemdale Corp., Class A	230,446	459,429
Genscript Biotech Corp.(b)(c)	598,000	828,194
GF Securities Co. Ltd., Class A	374,400	861,043
GF Securities Co. Ltd., Class H	921,600	1,187,229
Giant Network Group Co. Ltd., Class A	59,298	168,076
Gigadevice Semiconductor Beijing Inc., Class A	15,397	447,683
Glodon Co. Ltd., Class A	59,299	628,479
GoerTek Inc., Class A	172,897	1,171,194
GOME Retail Holdings Ltd.(b)(c)	7,488,160	830,425
Grandjoy Holdings Group Co. Ltd., Class A	174,499	118,830
Great Wall Motor Co. Ltd., Class H	2,304,000	3,725,689
Gree Electric Appliances Inc. of Zhuhai, Class A	144,005	1,256,556
Greenland Holdings Corp. Ltd., Class A	433,093	400,350
Greentown Service Group Co. Ltd.	1,152,000	1,261,208
GRG Banking Equipment Co. Ltd., Class A	144,000	248,378
GSX Techedu Inc., ADR(b)(c)	46,960	3,119,083
Guangdong Haid Group Co. Ltd., Class A	88,099	810,307
Guangdong HEC Technology Holding Co. Ltd., Class A(b)	141,100	119,897
Guangdong Investment Ltd.	2,304,000	3,410,758
Guanghui Energy Co. Ltd., Class A(b)	288,000	123,866
Guangzhou Automobile Group Co. Ltd., Class H	2,304,397	2,362,387
Guangzhou Baiyun International Airport Co. Ltd., Class A	116,899	219,090
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	86,400	393,792
Guangzhou Haige Communications Group Inc. Co., Class A	144,000	240,636
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	30,498	479,770
Guangzhou R&F Properties Co. Ltd., Class H	921,600	1,167,026
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	29,858	458,153
Guosen Securities Co. Ltd., Class A	230,400	459,338
Guotai Junan Securities Co. Ltd., Class A	432,000	1,187,052
Guotai Junan Securities Co. Ltd., Class H(a)	460,800	598,962
Guoyuan Securities Co. Ltd., Class A	224,640	280,790
Haidilao International Holding Ltd.(a)(c)	576,000	3,802,936
Haier Electronics Group Co. Ltd.	1,009,000	3,825,296
Haier Smart Home Co. Ltd., Class A	316,800	1,176,128
Haitian International Holdings Ltd.	579,000	1,433,529
Haitong Securities Co. Ltd., Class A(b)	432,000	905,773
Haitong Securities Co. Ltd., Class H(b)	1,958,400	1,651,603
Hangzhou Hikvision Digital Technology Co. Ltd., Class A.	461,573	3,094,960
Hangzhou Robam Appliances Co. Ltd., Class A	57,600	314,225
Hangzhou Silan Microelectronics Co. Ltd., Class A	82,700	186,488
Hangzhou Tigermed Consulting Co. Ltd., Class A	29,890	553,498
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	1,152,000	5,132,478
Hefei Meiya Optoelectronic Technology Inc., Class A	28,800	181,757
Henan Shuanghui Investment & Development Co. Ltd., Class A	142,098	1,061,027

Security	Shares	Value

China (continued)
Hengan International Group Co. Ltd.	432,000	$2,994,255
Hengli Petrochemical Co. Ltd., Class A	288,099	830,362
Hengtong Optic-Electric Co. Ltd., Class A	115,200	252,206
Hengyi Petrochemical Co. Ltd., Class A	186,700	321,192
Hesteel Co. Ltd., Class A(b)	518,400	159,478
Hithink RoyalFlush Information Network Co. Ltd., Class A	29,888	603,094
Hongfa Technology Co. Ltd., Class A	28,800	221,067
Hua Hong Semiconductor Ltd.(a)(b)	288,000	1,056,577
Huaan Securities Co. Ltd., Class A	201,600	239,647
Huadian Power International Corp. Ltd., Class A	144,000	72,255
Huadong Medicine Co. Ltd., Class A	86,487	360,220
Hualan Biological Engineering Inc., Class A	74,280	567,950
Huaneng Power International Inc., Class A	172,800	125,931
Huaneng Power International Inc., Class H	2,880,000	1,073,290
Huatai Securities Co. Ltd., Class A	345,600	1,050,799
Huatai Securities Co. Ltd., Class H(a)	1,152,000	1,859,873
Huaxi Securities Co. Ltd., Class A	144,000	249,453
Huaxia Bank Co. Ltd., Class A	692,299	626,520
Huaxin Cement Co. Ltd., Class A	57,600	207,992
Huayu Automotive Systems Co. Ltd., Class A	174,000	808,644
Huazhu Group Ltd., ADR	121,536	4,816,472
Hubei Biocause Pharmaceutical Co. Ltd., Class A	259,200	192,767
Hubei Energy Group Co. Ltd., Class A	518,400	306,569
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	28,800	95,050
Hundsun Technologies Inc., Class A	74,280	1,030,963
Hutchison China MediTech Ltd., ADR(b)	51,840	1,526,170
HUYA Inc., ADR(b)(c)	46,656	1,045,094
Iflytek Co. Ltd., Class A	116,000	658,972
Industrial & Commercial Bank of China Ltd., Class A	2,391,600	1,757,203
Industrial & Commercial Bank of China Ltd., Class H	46,656,350	26,231,544
Industrial Bank Co. Ltd., Class A	976,625	2,596,069
Industrial Securities Co. Ltd., Class A	374,400	433,317
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	2,476,896	421,678
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	460,800	483,767
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	288,091	1,709,293
Inner Mongolia Yitai Coal Co. Ltd., Class B	864,000	540,864
Innovent Biologics Inc.(a)(b)	721,500	5,321,805
Inspur Electronic Information Industry Co. Ltd., Class A	63,648	289,903
iQIYI Inc., ADR(b)	171,360	4,232,592
Jafron Biomedical Co. Ltd., Class A	53,820	637,361
JD.com Inc., ADR(b)	654,624	53,364,948
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	144,000	145,586
Jiangsu Expressway Co. Ltd., Class H	1,154,000	1,153,278
Jiangsu Hengli Hydraulic Co. Ltd., Class A	42,865	484,326
Jiangsu Hengrui Medicine Co. Ltd., Class A	259,296	3,440,113
Jiangsu King’s Luck Brewery JSC Ltd., Class A	57,600	446,005
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	86,400	2,168,435
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	57,600	265,711
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	172,800	232,766
Jiangsu Zhongtian Technology Co. Ltd., Class A	172,800	284,635
Jiangxi Copper Co. Ltd., Class A	28,800	63,654
Jiangxi Copper Co. Ltd., Class H	1,153,000	1,370,840
Jiangxi Zhengbang Technology Co. Ltd., Class A	115,200	294,183
Jinduicheng Molybdenum Co. Ltd., Class A	115,200	97,545
Jinke Properties Group Co. Ltd., Class A	259,200	299,989
Jinyu Bio-Technology Co. Ltd., Class A	53,800	190,093

3

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	115,200	$259,087
Jointown Pharmaceutical Group Co. Ltd., Class A(b)	86,400	234,314
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	26,886	252,348
JOYY Inc.(c)	45,504	4,158,156
Juneyao Airlines Co. Ltd., Class A	86,400	138,059
Kaisa Group Holdings Ltd.	2,016,000	935,879
KE Holdings Inc.(b)(c)	55,872	3,897,072
Kingboard Holdings Ltd.	576,000	1,946,034
Kingdee International Software Group Co. Ltd.	1,728,000	4,534,556
Kingsoft Corp. Ltd.(c)	576,000	3,075,030
Koolearn Technology Holding Ltd.(a)(b)	144,000	465,154
Kunlun Energy Co. Ltd.	2,886,000	1,860,771
Kweichow Moutai Co. Ltd., Class A	57,672	14,383,184
KWG Group Holdings Ltd.	1,008,000	1,331,028
Laobaixing Pharmacy Chain JSC, Class A	39,720	424,293
Lee & Man Paper Manufacturing Ltd.	1,152,000	869,030
Legend Holdings Corp., Class H(a)	720,000	969,303
Lenovo Group Ltd.	8,064,000	5,043,347
Lens Technology Co. Ltd., Class A	144,000	714,597
Lepu Medical Technology Beijing Co. Ltd., Class A	86,400	397,017
Li Ning Co. Ltd.	1,589,500	8,198,740
Liaoning Cheng Da Co. Ltd., Class A	144,042	485,070
Lingyi iTech Guangdong Co., Class A	288,000	560,409
Livzon Pharmaceutical Group Inc., Class A	26,201	189,222
Logan Group Co. Ltd.	1,152,000	1,800,453
Lomon Billions Group Co. Ltd., Class A	115,200	425,619
Longfor Group Holdings Ltd.(a)	1,440,000	7,863,982
LONGi Green Energy Technology Co. Ltd., Class A	172,800	1,960,959
Luxshare Precision Industry Co. Ltd., Class A	336,330	2,755,432
Luye Pharma Group Ltd.(a)	1,296,000	748,703
Luzhou Laojiao Co. Ltd., Class A	86,400	2,225,723
Mango Excellent Media Co. Ltd., Class A	86,400	954,803
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	199,087	506,618
Meituan, Class B(b)	2,736,000	101,680,265
Metallurgical Corp. of China Ltd., Class A	1,008,008	389,881
Momo Inc., ADR	114,912	1,723,680
Muyuan Foods Co. Ltd., Class A	166,240	1,759,655
NanJi E-Commerce Co. Ltd., Class A	115,200	317,235
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	36,870	215,728
Nanjing Securities Co. Ltd., Class A	172,800	322,052
NARI Technology Co. Ltd., Class A	230,498	714,600
NAURA Technology Group Co. Ltd., Class A	28,800	735,456
NavInfo Co. Ltd., Class A	115,200	244,292
NetEase Inc., ADR	313,920	27,245,117
New China Life Insurance Co. Ltd., Class A	115,299	1,105,424
New China Life Insurance Co. Ltd., Class H	604,800	2,405,989
New Hope Liuhe Co. Ltd., Class A	201,672	809,549
New Oriental Education & Technology Group Inc., ADR(b)	110,880	17,782,934
Ninestar Corp., Class A	56,100	244,214
Ningbo Joyson Electronic Corp., Class A	57,600	206,272
NIO Inc., ADR(b)	819,936	25,073,643
Noah Holdings Ltd.(b)(c)	24,768	652,141
Offcn Education Technology Co. Ltd., Class A	86,400	509,916
Offshore Oil Engineering Co. Ltd., Class A	202,400	127,855
OFILM Group Co. Ltd., Class A	144,000	332,246

Security	Shares	Value

China (continued)
Orient Securities Co. Ltd., Class A	289,998	$465,123
Oriental Pearl Group Co. Ltd., Class A	144,000	197,412
Ovctek China Inc., Class A	42,700	434,636
Pacific Securities Co. Ltd. (The), Class A(b)	347,297	195,010
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	460,800	136,941
People’s Insurance Co. Group of China Ltd. (The), Class H	6,624,000	1,964,603
Perfect World Co. Ltd., Class A	84,489	354,169
PetroChina Co. Ltd., Class A	892,800	542,646
PetroChina Co. Ltd., Class H	16,128,000	4,513,016
PICC Property & Casualty Co. Ltd., Class H	5,185,814	3,504,087
Pinduoduo Inc., ADR(b)	207,648	18,684,167
Ping An Bank Co. Ltd., Class A	864,038	2,290,338
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	403,200	5,199,327
Ping An Insurance Group Co. of China Ltd., Class A	489,699	5,691,734
Ping An Insurance Group Co. of China Ltd., Class H	4,608,000	47,269,309
Poly Developments and Holdings Group Co. Ltd., Class A	576,095	1,321,459
Poly Property Services Co. Ltd.	57,600	414,089
Postal Savings Bank of China Co. Ltd., Class H(a)	7,200,000	3,528,115
Power Construction Corp. of China Ltd., Class A	691,200	396,372
RiseSun Real Estate Development Co. Ltd., Class A	201,600	211,648
Rongsheng Petro Chemical Co. Ltd., Class A	230,400	655,803
SAIC Motor Corp. Ltd., Class A	374,498	1,294,699
Sanan Optoelectronics Co. Ltd., Class A	201,626	669,352
Sangfor Technologies Inc., Class A	28,800	818,206
Sansteel Minguang Co. Ltd. Fujian, Class A	144,000	141,500
Sany Heavy Industry Co. Ltd., Class A	403,299	1,562,906
SDIC Capital Co. Ltd., Class A	172,800	360,503
SDIC Power Holdings Co. Ltd., Class A	316,800	437,145
Sealand Securities Co. Ltd., Class A	262,010	203,465
Seazen Group Ltd.	1,794,000	1,341,767
Seazen Holdings Co. Ltd., Class A	115,297	559,762
Semiconductor Manufacturing International Corp.(b)	2,736,400	8,027,634
SF Holding Co. Ltd., Class A	144,000	1,780,579
Shaanxi Coal Industry Co. Ltd., Class A	430,099	562,011
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	57,600	208,250
Shandong Gold Mining Co. Ltd., Class A	160,380	569,548
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	57,600	243,174
Shandong Linglong Tyre Co. Ltd., Class A	57,600	257,195
Shandong Nanshan Aluminum Co. Ltd., Class A	489,600	171,822
Shandong Sinocera Functional Material Co. Ltd., Class A	57,600	352,675
Shandong Sun Paper Industry JSC Ltd., Class A	144,000	299,129
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,884,000	3,639,312
Shanghai Baosight Software Co. Ltd., Class A	57,600	546,474
Shanghai Construction Group Co. Ltd., Class A	345,600	156,897
Shanghai Electric Group Co. Ltd., Class A(b)	403,200	297,451
Shanghai Electric Group Co. Ltd., Class H(b)	2,320,000	658,169
Shanghai Electric Power Co. Ltd., Class A	115,200	123,006
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	86,400	701,651
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	432,000	1,774,270
Shanghai Industrial Holdings Ltd.	579,000	772,015
Shanghai International Airport Co. Ltd., Class A	57,600	568,581
Shanghai International Port Group Co. Ltd., Class A	432,000	269,667

4

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Jahwa United Co. Ltd., Class A	28,800	$177,284
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	950,475	781,290
Shanghai M&G Stationery Inc., Class A	28,800	345,794
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	144,000	428,371
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	460,800	713,051
Shanghai Pudong Development Bank Co. Ltd., Class A	1,411,995	1,952,596
Shanghai Tunnel Engineering Co. Ltd., Class A	375,265	312,709
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	144,000	187,090
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	86,400	243,991
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	144,000	126,447
Shanxi Meijin Energy Co. Ltd., Class A(b)	201,600	179,434
Shanxi Securities Co. Ltd., Class A	231,240	259,341
Shanxi Taigang Stainless Steel Co. Ltd., Class A	316,800	165,585
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	57,600	1,936,444
Shenergy Co. Ltd., Class A	345,685	269,476
Shengyi Technology Co. Ltd., Class A	115,200	411,339
Shennan Circuits Co. Ltd., Class A	39,920	642,655
Shenwan Hongyuan Group Co. Ltd., Class A	1,180,897	888,814
Shenzhen Airport Co. Ltd., Class A	115,975	138,209
Shenzhen Energy Group Co. Ltd., Class A	483,118	391,040
Shenzhen Expressway Co. Ltd., Class H	576,000	512,505
Shenzhen Goodix Technology Co. Ltd., Class A	28,800	738,897
Shenzhen Inovance Technology Co. Ltd., Class A	86,400	828,872
Shenzhen International Holdings Ltd.	720,000	1,117,855
Shenzhen Investment Ltd.	2,880,000	876,458
Shenzhen Kangtai Biological Products Co. Ltd., Class A	28,800	779,842
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	57,875	3,343,073
Shenzhen Overseas Chinese Town Co. Ltd., Class A	489,600	479,638
Shenzhen Sunway Communication Co. Ltd., Class A	57,600	408,587
Shenzhou International Group Holdings Ltd.	633,600	10,940,126
Shimao Group Holdings Ltd.	1,008,000	3,555,040
Siasun Robot & Automation Co. Ltd., Class A(b)	86,400	172,510
Sichuan Chuantou Energy Co. Ltd., Class A	230,400	346,482
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	86,400	301,924
Sichuan Languang Development Co. Ltd., Class A	201,600	148,425
Sichuan Swellfun Co. Ltd., Class A	28,800	284,850
Silergy Corp.	52,000	3,199,608
SINA Corp.(b)	46,944	2,011,550
Sino Biopharmaceutical Ltd.	8,199,250	8,268,133
Sinolink Securities Co. Ltd., Class A	172,800	385,534
Sino-Ocean Group Holding Ltd.	2,304,000	439,715
Sinopec Engineering Group Co. Ltd., Class H	1,152,000	447,142
Sinopec Shanghai Petrochemical Co. Ltd., Class A	172,800	85,416
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,880,000	531,074
Sinopharm Group Co. Ltd., Class H	921,600	2,105,876
Sinotruk Hong Kong Ltd.	576,000	1,467,696
SOHO China Ltd.(b)	1,584,000	422,817
Songcheng Performance Development Co. Ltd., Class A	155,120	384,542
SooChow Securities Co. Ltd., Class A	215,575	314,529
Southwest Securities Co. Ltd., Class A	345,600	260,119
Spring Airlines Co. Ltd., Class A	59,299	377,424
Sun Art Retail Group Ltd.	1,872,000	2,022,910
Sunac China Holdings Ltd.	2,016,000	7,435,037
Suning.com Co. Ltd., Class A	489,694	708,626
Sunny Optical Technology Group Co. Ltd.	547,200	9,046,086
Sunwoda Electronic Co. Ltd., Class A	88,099	366,802

Security	Shares	Value

China (continued)
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	86,400	$326,439
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	116,882	172,105
TAL Education Group, ADR(b)	294,624	19,580,711
Tangshan Jidong Cement Co. Ltd., Class A	59,298	132,743
TBEA Co. Ltd., Class A	145,697	178,633
TCL Technology Group Corp., Class A	720,000	648,363
Tencent Holdings Ltd.	4,406,400	335,813,381
Tencent Music Entertainment Group, ADR(b)(c)	274,752	4,088,310
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	145,699	507,839
Tianma Microelectronics Co. Ltd., Class A	116,889	248,921
Tianqi Lithium Corp., Class A(b)	74,458	220,163
Tianshui Huatian Technology Co. Ltd., Class A	144,000	309,236
Tingyi Cayman Islands Holding Corp.	1,730,000	3,158,901
Toly Bread Co. Ltd., Class A	30,499	289,584
Tongcheng-Elong Holdings Ltd.(b)	691,200	1,146,229
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	115,200	246,356
Tongkun Group Co. Ltd., Class A	116,896	264,123
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,036,800	335,987
Tongwei Co. Ltd., Class A	201,600	924,267
Topchoice Medical Corp., Class A(b)	28,800	968,824
Topsports International Holdings Ltd.(a)	864,000	1,180,990
Transfar Zhilian Co. Ltd., Class A	174,496	141,239
TravelSky Technology Ltd., Class H	578,000	1,213,414
Trip.com Group Ltd., ADR(b)	365,184	10,502,692
Tsingtao Brewery Co. Ltd., Class H	316,000	2,609,954
Unigroup Guoxin Microelectronics Co. Ltd., Class A	28,800	461,574
Uni-President China Holdings Ltd.	1,152,000	995,300
Unisplendour Corp. Ltd., Class A	120,660	396,419
Universal Scientific Industrial Shanghai Co. Ltd., Class A	86,400	281,925
Venustech Group Inc., Class A	30,498	140,460
Vipshop Holdings Ltd., ADR(b)	340,992	7,297,229
Visionox Technology Inc., Class A(b)	88,098	171,427
Walvax Biotechnology Co. Ltd., Class A	86,400	642,299
Wanda Film Holding Co. Ltd., Class A(b)	88,099	202,346
Wangsu Science & Technology Co. Ltd., Class A	115,200	133,672
Wanhua Chemical Group Co. Ltd., Class A	145,699	1,707,809
Want Want China Holdings Ltd.(c)	3,744,000	2,471,909
Weibo Corp., ADR(b)(c)	44,640	1,854,792
Weichai Power Co. Ltd., Class A	288,000	650,728
Weichai Power Co. Ltd., Class H	1,440,600	2,719,638
Wens Foodstuffs Group Co. Ltd., Class A	275,998	781,058
Western Securities Co. Ltd., Class A	174,499	237,139
Westone Information Industry Inc., Class A	57,600	158,790
Will Semiconductor Ltd., Class A	28,800	851,667
Wingtech Technology Co. Ltd., Class A	40,600	609,947
Winning Health Technology Group Co. Ltd., Class A	115,738	307,482
Wuchan Zhongda Group Co. Ltd., Class A	260,899	172,212
Wuhan Guide Infrared Co. Ltd., Class A	100,401	507,684
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	116,898	516,734
Wuliangye Yibin Co. Ltd., Class A	174,499	6,367,569
WUS Printed Circuit Kunshan Co. Ltd., Class A	86,400	237,669
WuXi AppTec Co. Ltd., Class A	123,137	2,072,802
WuXi AppTec Co. Ltd., Class H(a)	172,812	2,752,121
Wuxi Biologics Cayman Inc.(a)(b)	767,500	21,436,972
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	59,297	531,050
XCMG Construction Machinery Co. Ltd., Class A	433,698	347,153

5

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Xiamen C & D Inc., Class A	144,000	$179,778
Xiaomi Corp., Class B(a)(b)	8,025,600	22,768,100
Xinhu Zhongbao Co. Ltd., Class A	403,200	192,681
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	230,413	398,459
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	518,458	681,931
Xinyi Solar Holdings Ltd.	2,880,000	5,236,465
XPeng Inc., ADR(b)	79,776	1,546,059
Yango Group Co. Ltd., Class A	201,600	206,530
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	57,600	229,927
Yanzhou Coal Mining Co. Ltd., Class A	115,200	155,005
Yanzhou Coal Mining Co. Ltd., Class H	1,152,000	836,349
Yealink Network Technology Corp. Ltd., Class A	45,248	408,541
Yifeng Pharmacy Chain Co. Ltd., Class A	42,297	643,717
Yihai International Holding Ltd.	441,000	5,834,620
Yintai Gold Co. Ltd., Class A	161,280	240,370
Yonghui Superstores Co. Ltd., Class A	491,298	573,013
Yonyou Network Technology Co. Ltd., Class A	170,290	1,097,333
Yuexiu Property Co. Ltd.	5,184,000	1,002,727
Yum China Holdings Inc.	304,879	16,228,709
Yunda Holding Co. Ltd., Class A	111,420	321,302
Yunnan Baiyao Group Co. Ltd., Class A	59,298	911,752
Yunnan Energy New Material Co. Ltd., Class A	28,800	429,231
Yuzhou Group Holdings Co. Ltd.	1,440,000	555,214
Zai Lab Ltd., ADR(b)	52,309	4,291,953
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	29,000	993,048
Zhaojin Mining Industry Co. Ltd., Class H	864,000	1,108,571
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	240,800	306,742
Zhejiang Chint Electrics Co. Ltd., Class A	115,200	504,411
Zhejiang Dahua Technology Co. Ltd., Class A	144,000	486,218
Zhejiang Dingli Machinery Co. Ltd., Class A	42,297	574,930
Zhejiang Expressway Co. Ltd., Class H	1,154,000	785,717
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	65,025	327,152
Zhejiang Huayou Cobalt Co. Ltd., Class A(b)	57,600	342,181
Zhejiang Longsheng Group Co. Ltd., Class A	172,800	342,955
Zhejiang NHU Co. Ltd., Class A	116,898	507,133
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	186,700	681,697
Zhejiang Supor Co. Ltd., Class A	30,499	321,831
Zhejiang Weixing New Building Materials Co. Ltd., Class A	88,096	246,018
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	28,800	260,033
Zhengzhou Yutong Bus Co. Ltd., Class A	88,099	210,503
Zhenro Properties Group Ltd.	864,000	498,021
Zheshang Securities Co. Ltd., Class A	144,000	319,558
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	288,000	1,496,663
Zhongji Innolight Co. Ltd., Class A	30,499	215,434
Zhongjin Gold Corp. Ltd., Class A	145,699	202,352
Zhongsheng Group Holdings Ltd.	432,000	3,069,460
Zhuzhou CRRC Times Electric Co. Ltd., Class H	432,000	1,325,828
Zijin Mining Group Co. Ltd., Class A	921,600	962,029
Zijin Mining Group Co. Ltd., Class H	4,608,000	3,333,511
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	558,837	617,569
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	838,200	738,236
ZTE Corp., Class A	172,800	832,743
ZTE Corp., Class H	576,000	1,268,636

Security	Shares	Value

China (continued)
ZTO Express Cayman Inc., ADR	290,880	$8,429,702

		2,155,608,118

Hong Kong — 7.8%
AIA Group Ltd.	9,390,600	88,458,620
ASM Pacific Technology Ltd.	259,300	2,608,097
Bank of East Asia Ltd. (The)(c)	1,036,800	1,866,410
BeiGene Ltd., ADR(b)(c)	31,104	9,222,958
BOC Hong Kong Holdings Ltd.	2,880,000	7,984,680
Budweiser Brewing Co. APAC Ltd.(a)	1,324,800	3,895,039
CK Asset Holdings Ltd.	2,016,132	9,333,403
CK Hutchison Holdings Ltd.	2,016,132	12,141,223
CK Infrastructure Holdings Ltd.	579,000	2,725,198
CLP Holdings Ltd.	1,296,000	11,915,743
Dairy Farm International Holdings Ltd.(c)	259,200	977,184
Galaxy Entertainment Group Ltd.	1,728,000	11,386,526
Hang Lung Properties Ltd.	1,440,000	3,494,690
Hang Seng Bank Ltd.(c)	576,000	8,853,711
Henderson Land Development Co. Ltd.	1,154,166	4,085,425
HK Electric Investments & HK Electric Investments Ltd.	2,016,000	2,051,134
HKT Trust & HKT Ltd.	2,880,640	3,722,059
Hong Kong & China Gas Co. Ltd.	8,161,441	11,724,076
Hong Kong Exchanges & Clearing Ltd.	905,653	43,233,943
Hongkong Land Holdings Ltd.	835,200	3,065,184
Jardine Matheson Holdings Ltd.	184,100	8,172,199
Jardine Strategic Holdings Ltd.	165,200	3,583,188
Kerry Properties Ltd.	576,500	1,409,497
Kingboard Laminates Holdings Ltd.	1,152,000	1,833,134
Link REIT	1,584,000	12,061,510
Melco Resorts & Entertainment Ltd., ADR	172,800	2,785,536
Microport Scientific Corp.(c)	576,000	2,024,024
MTR Corp. Ltd.	1,152,000	5,696,977
New World Development Co. Ltd.	1,152,166	5,482,366
Nine Dragons Paper Holdings Ltd.	1,440,000	1,912,609
PCCW Ltd.(c)	3,168,000	1,903,696
Power Assets Holdings Ltd.	1,152,000	5,919,805
Sands China Ltd.	1,843,200	6,453,107
Sino Land Co. Ltd.(c)	2,305,200	2,722,894
SJM Holdings Ltd.	1,440,000	1,491,093
SSY Group Ltd.	1,152,000	628,376
Sun Hung Kai Properties Ltd.	1,008,000	12,887,831
Swire Pacific Ltd., Class A	433,000	1,971,012
Swire Properties Ltd.	864,000	2,311,844
Techtronic Industries Co. Ltd.	1,008,000	13,440,260
Vinda International Holdings Ltd.	288,000	761,330
WH Group Ltd.(a)	7,200,000	5,654,268
Wharf Holdings Ltd. (The)	1,174,000	2,422,226
Wharf Real Estate Investment Co. Ltd.	1,177,000	4,515,336
Wynn Macau Ltd.(b)	1,267,200	1,748,459

		352,537,880

India — 9.0%
Adani Ports & Special Economic Zone Ltd.	392,544	1,906,109
Ambuja Cements Ltd.	488,736	1,712,711
Asian Paints Ltd.	219,456	6,548,959
Aurobindo Pharma Ltd.	219,168	2,285,061
Avenue Supermarts Ltd.(a)(b)	117,504	3,551,560
Axis Bank Ltd.(b)	1,736,640	11,541,277
Bajaj Auto Ltd.	54,720	2,131,649
Bajaj Finance Ltd.	140,832	6,288,339
Bajaj Finserv Ltd.	29,376	2,209,319

6

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bandhan Bank Ltd.(a)(b)	547,200	$2,137,261
Berger Paints India Ltd.	177,696	1,493,958
Bharat Forge Ltd.	170,784	1,040,041
Bharat Petroleum Corp. Ltd.	502,848	2,405,080
Bharti Airtel Ltd.	993,888	5,817,210
Bharti Infratel Ltd.	255,744	640,331
Biocon Ltd.(b)	204,192	1,112,059
Bosch Ltd.	5,184	812,158
Britannia Industries Ltd.	44,352	2,078,677
Cipla Ltd.	268,992	2,738,649
Coal India Ltd.	919,584	1,417,083
Colgate-Palmolive India Ltd.	47,520	972,555
Container Corp. of India Ltd.	166,464	878,059
Dabur India Ltd.	406,944	2,808,508
Divi’s Laboratories Ltd.	61,344	2,600,896
DLF Ltd.	456,768	975,696
Dr. Reddy’s Laboratories Ltd.	88,704	5,851,537
Eicher Motors Ltd.	103,680	2,917,856
GAIL India Ltd.	1,230,912	1,407,682
Godrej Consumer Products Ltd.	306,720	2,751,509
Grasim Industries Ltd.	231,552	2,431,987
Havells India Ltd.	197,568	1,940,556
HCL Technologies Ltd.	842,688	9,573,945
HDFC Asset Management Co. Ltd.(a)	36,864	1,119,338
HDFC Life Insurance Co. Ltd.(a)(b)	533,664	4,246,916
Hero MotoCorp Ltd.	75,168	2,839,866
Hindalco Industries Ltd.	898,560	2,069,146
Hindustan Petroleum Corp. Ltd.	467,424	1,183,579
Hindustan Unilever Ltd.	630,720	17,628,585
Housing Development Finance Corp. Ltd.	1,265,472	32,846,860
ICICI Bank Ltd.(b)	3,931,618	20,828,570
ICICI Lombard General Insurance Co. Ltd.(a)	151,776	2,531,392
ICICI Prudential Life Insurance Co. Ltd.(a)	255,456	1,390,388
Indian Oil Corp. Ltd.	1,446,048	1,552,247
Indraprastha Gas Ltd.	149,760	812,886
Info Edge India Ltd.	45,216	2,165,359
Infosys Ltd.	2,612,448	37,388,420
InterGlobe Aviation Ltd.(a)(b)	71,136	1,256,993
ITC Ltd.	2,266,560	5,054,131
JSW Steel Ltd.	651,168	2,715,122
Jubilant Foodworks Ltd.	56,736	1,664,968
Larsen & Toubro Ltd.	363,456	4,558,680
LIC Housing Finance Ltd.	234,720	896,185
Lupin Ltd.	171,936	2,109,541
Mahindra & Mahindra Ltd.	580,608	4,653,796
Marico Ltd.	350,784	1,688,184
Maruti Suzuki India Ltd.	91,872	8,634,784
Motherson Sumi Systems Ltd.	743,904	1,060,031
Nestle India Ltd.	17,805	4,123,230
NTPC Ltd.	1,787,040	2,112,400
Oil & Natural Gas Corp. Ltd.	1,931,904	1,691,874
Page Industries Ltd.	4,320	1,170,065
Petronet LNG Ltd.	500,256	1,559,007
Pidilite Industries Ltd.	94,752	2,007,874
Piramal Enterprises Ltd.	73,152	1,245,975
Power Grid Corp. of India Ltd.	1,381,824	3,188,502
REC Ltd.	561,024	778,616
Reliance Industries Ltd.	2,190,528	60,728,533
SBI Life Insurance Co. Ltd.(a)(b)	333,216	3,458,396
Shree Cement Ltd.	6,624	1,939,138

Security	Shares	Value

India (continued)
Shriram Transport Finance Co. Ltd.	79,257	$741,636
Siemens Ltd.	48,096	822,774
State Bank of India(b)	1,366,848	3,490,551
Sun Pharmaceutical Industries Ltd.	648,000	4,072,543
Tata Consultancy Services Ltd.	690,336	24,823,964
Tata Consumer Products Ltd.	336,096	2,235,198
Tata Motors Ltd.(b)	1,280,160	2,291,445
Tata Steel Ltd.	266,688	1,477,432
Tech Mahindra Ltd.	349,632	3,837,071
Titan Co. Ltd.	240,480	3,782,877
Torrent Pharmaceuticals Ltd.	37,728	1,306,779
UltraTech Cement Ltd.	90,432	5,581,628
United Spirits Ltd.(b)	224,352	1,526,711
UPL Ltd.	383,616	2,346,240
Vedanta Ltd.	1,409,184	1,820,725
Wipro Ltd.	849,888	3,907,254
Zee Entertainment Enterprises Ltd.	665,202	1,686,624

		407,629,306

Indonesia — 1.4%
Ace Hardware Indonesia Tbk PT	4,271,700	440,058
Adaro Energy Tbk PT	11,462,400	848,835
Astra International Tbk PT	15,609,600	5,574,252
Bank Central Asia Tbk PT	7,574,400	14,434,173
Bank Mandiri Persero Tbk PT	14,457,602	5,495,957
Bank Negara Indonesia Persero Tbk PT	5,817,615	1,815,175
Bank Rakyat Indonesia Persero Tbk PT	42,710,400	9,446,437
Barito Pacific Tbk PT(b)	20,534,400	1,216,521
Charoen Pokphand Indonesia Tbk PT	5,702,400	2,195,880
Gudang Garam Tbk PT(b)	345,600	932,154
Hanjaya Mandala Sampoerna Tbk PT	6,364,800	592,838
Indah Kiat Pulp & Paper Corp. Tbk PT	2,160,000	1,297,424
Indocement Tunggal Prakarsa Tbk PT	1,180,800	950,212
Indofood CBP Sukses Makmur Tbk PT	1,843,200	1,170,833
Indofood Sukses Makmur Tbk PT	3,398,400	1,565,913
Kalbe Farma Tbk PT	16,300,800	1,636,341
Perusahaan Gas Negara Tbk PT	8,438,400	597,123
Semen Indonesia Persero Tbk PT	2,275,200	1,434,014
Telekomunikasi Indonesia Persero Tbk PT	38,102,400	6,571,261
Unilever Indonesia Tbk PT	5,760,000	2,966,893
United Tractors Tbk PT	1,296,043	1,802,234
XL Axiata Tbk PT	2,736,000	365,601

		63,350,129

Malaysia — 1.8%
AMMB Holdings Bhd	1,353,600	928,462
Axiata Group Bhd	2,160,000	1,523,177
Carlsberg Brewery Malaysia Bhd	87,000	386,527
CIMB Group Holdings Bhd	4,550,400	3,230,729
Dialog Group Bhd	2,908,862	2,590,322
DiGi.Com Bhd	2,361,600	2,142,775
Fraser & Neave Holdings Bhd	115,200	876,130
Gamuda Bhd	1,382,400	1,107,916
Genting Bhd	1,728,000	1,231,018
Genting Malaysia Bhd	2,419,200	1,164,477
Genting Plantations Bhd	201,600	476,465
HAP Seng Consolidated Bhd	518,800	915,236
Hartalega Holdings Bhd	1,296,000	5,614,440
Hong Leong Bank Bhd	518,400	1,846,527
Hong Leong Financial Group Bhd	201,600	684,130
IHH Healthcare Bhd	1,612,800	1,929,150

7

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
IOI Corp. Bhd	1,555,200	$1,609,473
Kossan Rubber Industries	979,200	1,767,509
Kuala Lumpur Kepong Bhd	345,600	1,765,014
Malayan Banking Bhd	2,908,800	4,900,505
Malaysia Airports Holdings Bhd	748,800	753,305
Maxis Bhd(c)	1,872,000	2,162,599
MISC Bhd	1,036,800	1,644,407
Nestle Malaysia Bhd	59,000	1,979,446
Petronas Chemicals Group Bhd	1,872,000	2,635,668
Petronas Dagangan Bhd	201,600	836,482
Petronas Gas Bhd	604,800	2,291,108
PPB Group Bhd	489,620	2,215,369
Press Metal Aluminium Holdings Bhd	1,123,200	1,484,084
Public Bank Bhd	2,246,430	8,153,108
QL Resources Bhd	691,200	1,048,029
RHB Bank Bhd	1,296,045	1,319,439
Sime Darby Bhd	2,102,400	1,219,443
Sime Darby Plantation Bhd	1,699,200	1,979,333
Supermax Corp. Bhd(b)	1,143,700	2,606,700
Telekom Malaysia Bhd	892,800	900,321
Tenaga Nasional Bhd	1,900,800	4,364,292
Top Glove Corp. Bhd	3,539,400	7,300,279
Westports Holdings Bhd	720,000	675,812
YTL Corp. Bhd(b)	2,499,920	436,208

		82,695,414

Pakistan — 0.0%
Habib Bank Ltd.	489,600	397,640
MCB Bank Ltd.	366,687	380,466
Oil & Gas Development Co. Ltd.	547,200	319,132

		1,097,238

Philippines — 0.9%
Aboitiz Equity Ventures Inc.	1,555,250	1,431,537
Aboitiz Power Corp.	1,152,000	643,835
Ayala Corp.	221,768	3,496,053
Ayala Land Inc.	6,336,000	4,320,000
Bank of the Philippine Islands	662,406	1,006,611
BDO Unibank Inc.	1,572,480	2,888,295
Globe Telecom Inc.	25,920	1,087,141
GT Capital Holdings Inc.	72,005	639,714
International Container Terminal Services Inc.	797,760	1,895,504
JG Summit Holdings Inc.	2,304,295	3,058,904
Jollibee Foods Corp.	354,240	1,244,231
Manila Electric Co.	172,800	1,071,074
Megaworld Corp.(b)	9,504,000	594,982
Metro Pacific Investments Corp.	11,232,200	930,602
Metropolitan Bank & Trust Co.	1,365,340	1,149,537
PLDT Inc.	66,245	1,817,631
Puregold Price Club Inc.	748,800	638,182
Robinsons Land Corp.	1,843,267	571,260
SM Investments Corp.	179,820	3,529,525
SM Prime Holdings Inc.	7,776,025	5,414,298
Universal Robina Corp.	699,840	1,991,074

		39,419,990

Singapore — 2.3%
Ascendas REIT	2,398,120	5,057,917
BOC Aviation Ltd.(a)	172,800	1,066,233
CapitaLand Ltd.	1,958,400	3,685,894
CapitaLand Mall Trust	3,337,491	4,228,385
City Developments Ltd.	374,400	1,738,335

Security	Shares	Value

Singapore (continued)
DBS Group Holdings Ltd.	1,382,400	$20,601,860
Genting Singapore Ltd.	4,780,800	2,258,232
Jardine Cycle & Carriage Ltd.	86,666	1,127,197
Keppel Corp. Ltd.	1,094,400	3,518,430
Mapletree Commercial Trust(c)	1,670,400	2,104,056
Mapletree Logistics Trust	1,814,400	2,591,051
Oversea-Chinese Banking Corp. Ltd.(c)	2,534,475	15,628,180
Singapore Airlines Ltd.(c)	1,036,800	2,573,967
Singapore Exchange Ltd.	539,500	3,421,509
Singapore Technologies Engineering Ltd.(c)	1,238,400	3,165,153
Singapore Telecommunications Ltd.	6,249,600	9,290,874
Suntec REIT	1,497,600	1,469,633
United Overseas Bank Ltd.	892,800	12,416,164
UOL Group Ltd.	345,600	1,574,245
Venture Corp. Ltd.	201,600	2,843,512
Wilmar International Ltd.	1,497,600	4,430,834
Yangzijiang Shipbuilding Holdings Ltd.	1,900,800	1,280,656

		106,072,317

South Korea — 12.5%
Alteogen Inc.(b)	14,140	1,972,647
Amorepacific Corp.	26,208	3,649,303
AMOREPACIFIC Group	24,192	928,494
BGF retail Co. Ltd.	6,048	628,945
BNK Financial Group Inc.	215,136	1,044,681
Celltrion Healthcare Co. Ltd.(b)(c)	54,144	4,041,594
Celltrion Inc.(b)(c)	73,152	15,536,822
Celltrion Pharm Inc.(b)	12,599	1,208,047
Cheil Worldwide Inc.	65,664	1,206,569
CJ CheilJedang Corp.	6,336	2,015,772
CJ Corp.	11,520	771,587
CJ ENM Co. Ltd.	9,792	1,134,792
CJ Logistics Corp.(b)	8,928	1,254,971
Coway Co. Ltd.	37,728	2,307,503
Daelim Industrial Co. Ltd.	21,888	1,504,595
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	28,800	541,888
DB Insurance Co. Ltd.	38,016	1,482,513
Doosan Bobcat Inc.	38,288	973,481
Douzone Bizon Co. Ltd.	16,992	1,492,996
E-MART Inc.	15,264	1,910,186
Fila Holdings Corp.	37,728	1,273,449
GS Engineering & Construction Corp.	45,504	1,070,730
GS Holdings Corp.	39,168	1,139,106
GS Retail Co. Ltd.	21,888	619,199
Hana Financial Group Inc.	244,512	6,550,775
Hankook Tire & Technology Co. Ltd.	64,800	1,807,456
Hanmi Pharm Co. Ltd.	5,285	1,222,625
Hanon Systems	156,096	1,540,738
Hanwha Corp.	28,800	610,417
Hanwha Solutions Corp.	80,928	3,116,730
HLB Inc.(b)(c)	34,781	2,819,998
Hotel Shilla Co. Ltd.	26,784	1,751,452
Hyundai Engineering & Construction Co. Ltd.	62,784	1,695,893
Hyundai Glovis Co. Ltd.	14,400	2,125,672
Hyundai Heavy Industries Holdings Co. Ltd.	7,488	1,415,507
Hyundai Marine & Fire Insurance Co. Ltd.	48,384	993,520
Hyundai Mobis Co. Ltd.	53,856	10,702,854
Hyundai Motor Co.	115,488	16,742,554
Hyundai Steel Co.	63,072	1,606,399
Industrial Bank of Korea	193,536	1,393,486
Kakao Corp.	44,928	13,066,220

8

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Kangwon Land Inc.	92,160	$1,713,736
KB Financial Group Inc.	306,432	10,829,226
Kia Motors Corp.	208,938	9,298,818
KMW Co. Ltd.(b)(c)	22,176	1,217,560
Korea Aerospace Industries Ltd.	57,312	1,101,085
Korea Electric Power Corp.(b)	196,992	3,463,462
Korea Gas Corp.	21,312	511,811
Korea Investment Holdings Co. Ltd.	32,256	1,950,085
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	30,528	2,109,276
Korea Zinc Co. Ltd.	6,912	2,329,990
Korean Air Lines Co. Ltd.(b)	64,344	1,131,279
KT&G Corp.	95,040	6,784,384
Kumho Petrochemical Co. Ltd.	15,552	1,822,875
LG Chem Ltd.	35,424	19,074,702
LG Corp.	80,928	4,835,567
LG Display Co. Ltd.(b)	187,488	2,321,500
LG Electronics Inc.	86,400	6,396,052
LG Household & Health Care Ltd.	7,776	10,279,369
LG Innotek Co. Ltd.	12,384	1,658,913
LG Uplus Corp.	162,435	1,581,834
Lotte Chemical Corp.	13,824	2,838,629
Lotte Corp.	19,584	490,161
Lotte Shopping Co. Ltd.	8,352	613,869
Meritz Securities Co. Ltd.	207,360	601,229
Mirae Asset Daewoo Co. Ltd.	231,840	1,710,144
NAVER Corp.	96,480	24,657,795
NCSoft Corp.	13,248	9,060,058
Netmarble Corp.(a)(b)(c)	17,856	1,841,149
NH Investment & Securities Co. Ltd.	112,032	941,910
Orion Corp./Republic of Korea	19,008	1,817,545
Ottogi Corp.	864	405,083
Pan Ocean Co. Ltd.(b)	218,880	691,535
Pearl Abyss Corp.(b)	6,624	1,170,452
POSCO	58,752	10,769,733
POSCO Chemical Co. Ltd.	17,856	1,159,767
Posco International Corp.	39,168	459,094
S-1 Corp.	16,704	1,201,239
Samsung Biologics Co. Ltd.(a)(b)	12,960	7,789,477
Samsung C&T Corp.	67,104	6,534,760
Samsung Card Co. Ltd.	23,328	604,427
Samsung Electro-Mechanics Co. Ltd.	48,672	5,726,370
Samsung Electronics Co. Ltd.	3,523,442	175,752,901
Samsung Engineering Co. Ltd.(b)	121,248	1,255,542
Samsung Fire & Marine Insurance Co. Ltd.	24,192	3,816,311
Samsung Heavy Industries Co. Ltd.(b)	369,792	1,645,765
Samsung Life Insurance Co. Ltd.	52,128	2,903,401
Samsung SDI Co. Ltd.	43,200	16,827,708
Samsung SDS Co. Ltd.(c)	31,968	4,747,165
Samsung Securities Co. Ltd.	49,824	1,409,492
Seegene Inc.	13,862	3,206,817
Shin Poong Pharmaceutical Co. Ltd.(b)	22,176	2,452,708
Shinhan Financial Group Co. Ltd.	350,496	9,374,772
Shinsegae Inc.	6,048	1,105,984
SK Holdings Co. Ltd.	27,072	4,354,138
SK Hynix Inc.	432,288	30,439,597
SK Innovation Co. Ltd.	44,928	4,969,123
SK Telecom Co. Ltd.	31,392	5,920,409
S-Oil Corp.	33,408	1,598,708
Woori Financial Group Inc.	377,078	2,954,282

Security	Shares	Value

South Korea (continued)
Yuhan Corp.	36,576	$1,917,927

		567,020,866

Taiwan — 14.0%
Accton Technology Corp.	288,000	2,089,255
Acer Inc.	2,304,830	1,921,800
Advantech Co. Ltd.	347,413	3,510,142
Airtac International Group	110,000	2,953,485
ASE Technology Holding Co. Ltd.	2,592,110	5,727,318
Asia Cement Corp.	1,728,448	2,486,606
ASMedia Technology Inc.	20,000	1,003,374
Asustek Computer Inc.	579,100	4,909,600
AU Optronics Corp.(b)	7,200,580	2,907,571
Catcher Technology Co. Ltd.	579,000	3,653,731
Cathay Financial Holding Co. Ltd.	6,247,357	8,387,033
Chailease Holding Co. Ltd.	924,293	4,475,487
Chang Hwa Commercial Bank Ltd.	4,182,826	2,493,303
Cheng Shin Rubber Industry Co. Ltd.	1,440,303	1,817,782
Chicony Electronics Co. Ltd.	588,961	1,772,844
China Development Financial Holding Corp.	10,368,734	3,037,740
China Life Insurance Co. Ltd.	2,137,036	1,430,742
China Steel Corp.	9,216,484	6,540,970
Chunghwa Telecom Co. Ltd.	2,880,110	10,773,918
Compal Electronics Inc.	2,865,000	1,863,024
CTBC Financial Holding Co. Ltd.	13,248,456	8,360,328
Delta Electronics Inc.	1,440,000	9,565,263
E.Sun Financial Holding Co. Ltd.	9,012,118	7,656,212
Eclat Textile Co. Ltd.	134,208	1,775,927
Eva Airways Corp.	1,728,476	652,631
Evergreen Marine Corp. Taiwan Ltd.(b)	2,020,942	1,335,354
Far Eastern New Century Corp.	2,304,040	2,074,188
Far EasTone Telecommunications Co. Ltd.	1,155,000	2,422,780
Feng TAY Enterprise Co. Ltd.	378,340	2,288,280
First Financial Holding Co. Ltd.	7,994,451	5,603,816
Formosa Chemicals & Fibre Corp.	2,592,740	6,236,318
Formosa Petrochemical Corp.	864,000	2,374,199
Formosa Plastics Corp.	2,880,400	7,965,446
Formosa Taffeta Co. Ltd.	288,000	314,647
Foxconn Technology Co. Ltd.	834,666	1,461,946
Fubon Financial Holding Co. Ltd.	4,608,111	6,556,894
Giant Manufacturing Co. Ltd.	288,000	2,829,304
Globalwafers Co. Ltd.	153,000	2,219,833
Highwealth Construction Corp.	636,768	923,868
Hiwin Technologies Corp.	196,196	1,707,931
Hon Hai Precision Industry Co. Ltd.	9,504,516	25,752,093
Hotai Motor Co. Ltd.	210,000	4,419,739
Hua Nan Financial Holdings Co. Ltd.	6,687,315	4,021,250
Innolux Corp.	6,048,981	2,095,737
Inventec Corp.	2,016,460	1,593,231
Largan Precision Co. Ltd.	75,000	7,931,722
Lite-On Technology Corp.	2,016,371	3,281,489
MediaTek Inc.	1,152,391	27,315,577
Mega Financial Holding Co. Ltd.	8,352,827	8,045,183
Micro-Star International Co. Ltd.	576,000	2,315,800
Nan Ya Plastics Corp.	4,032,000	8,274,456
Nanya Technology Corp.	1,155,000	2,333,945
Nien Made Enterprise Co. Ltd.	68,000	765,501
Novatek Microelectronics Corp.	438,000	4,088,521
Pegatron Corp.	1,671,000	3,592,795
Phison Electronics Corp.	116,000	1,202,440
Pou Chen Corp.	1,728,000	1,522,387

9

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Powertech Technology Inc.	577,200	$1,703,137
President Chain Store Corp.	433,000	3,905,606
Quanta Computer Inc.	2,596,000	6,534,585
Realtek Semiconductor Corp.	288,642	3,587,401
Ruentex Development Co. Ltd.	511,465	706,307
Shanghai Commercial & Savings Bank Ltd. (The)	2,793,088	3,617,876
Shin Kong Financial Holding Co. Ltd.	8,064,239	2,244,178
SinoPac Financial Holdings Co. Ltd.	8,352,925	3,124,663
Standard Foods Corp.	387,844	828,474
Synnex Technology International Corp.	1,152,950	1,711,075
Taishin Financial Holding Co. Ltd.	6,928,363	3,051,982
Taiwan Business Bank	3,919,928	1,288,210
Taiwan Cement Corp.	3,619,071	5,130,607
Taiwan Cooperative Financial Holding Co. Ltd.	7,404,066	4,969,954
Taiwan High Speed Rail Corp.	1,440,000	1,522,891
Taiwan Mobile Co. Ltd.	1,152,000	3,934,847
Taiwan Semiconductor Manufacturing Co. Ltd.	18,901,670	285,472,807
Uni-President Enterprises Corp.	3,744,694	8,025,233
United Microelectronics Corp.	8,640,000	9,273,271
Vanguard International Semiconductor Corp.	578,000	1,883,322
Walsin Technology Corp.	288,000	1,646,232
Win Semiconductors Corp.	290,000	3,153,111
Winbond Electronics Corp.	2,304,000	1,365,315
Wistron Corp.	2,304,169	2,295,831
Wiwynn Corp.	55,000	1,397,906
WPG Holdings Ltd.	1,152,100	1,562,797
Yageo Corp.	288,217	3,582,119
Yuanta Financial Holding Co. Ltd.	7,787,418	4,832,509
Zhen Ding Technology Holding Ltd.	576,097	2,437,035

		631,422,037

Thailand — 1.9%
Advanced Info Service PCL, NVDR	921,600	5,100,698
Airports of Thailand PCL, NVDR(c)	3,254,400	5,403,552
Asset World Corp. PCL, NVDR(c)	4,032,000	377,747
B Grimm Power PCL, NVDR	604,800	761,640
Bangkok Bank PCL, Foreign	374,400	1,162,211
Bangkok Commercial Asset Management PCL, NVDR	1,238,400	802,621
Bangkok Dusit Medical Services PCL, NVDR	7,804,800	4,382,257
Bangkok Expressway & Metro PCL, NVDR	6,048,000	1,591,196
Berli Jucker PCL, NVDR(c)	892,800	823,550
BTS Group Holdings PCL, NVDR	5,817,600	1,661,238
Bumrungrad Hospital PCL, NVDR(c)	316,800	924,964
Central Pattana PCL, NVDR	1,814,400	2,241,258
Central Retail Corp. PCL, NVDR(b)	1,382,474	1,186,530
Charoen Pokphand Foods PCL, NVDR(c)	3,110,400	2,519,856
CP ALL PCL, NVDR(b)	4,464,000	7,698,404
Electricity Generating PCL, NVDR	203,100	1,081,723
Energy Absolute PCL, NVDR	1,209,600	1,474,767
Global Power Synergy PCL, NVDR	547,200	908,562
Gulf Energy Development PCL, NVDR	1,641,600	1,501,102
Home Product Center PCL, NVDR	4,694,443	2,108,677
Indorama Ventures PCL, NVDR	1,238,400	878,115
Intouch Holdings PCL, NVDR	1,728,000	2,966,167
IRPC PCL, NVDR(c)	8,697,600	563,701
Kasikornbank PCL, Foreign	921,600	2,254,656
Kasikornbank PCL, NVDR	455,775	1,115,035
Krung Thai Bank PCL, NVDR	2,678,475	743,364
Krungthai Card PCL, NVDR	576,000	729,991
Land & Houses PCL, NVDR	5,961,600	1,224,167
Minor International PCL, NVDR(b)(c)	2,217,620	1,188,233

Security	Shares	Value

Thailand (continued)
Muangthai Capital PCL, NVDR(b)	547,200	$961,232
Osotspa PCL, NVDR	547,200	561,816
PTT Exploration & Production PCL, NVDR	1,094,484	2,765,400
PTT Global Chemical PCL, NVDR	1,756,876	2,254,754
PTT PCL, NVDR	8,784,000	8,736,793
Ratch Group PCL, NVDR	604,800	902,325
Siam Cement PCL (The), NVDR	604,800	6,558,832
Siam Commercial Bank PCL (The), NVDR	633,600	1,321,376
Srisawad Corp PCL, NVDR	576,000	914,799
Thai Oil PCL, NVDR(c)	892,800	981,099
Thai Union Group PCL, NVDR	2,476,800	1,207,904
TMB Bank PCL, NVDR(c)	16,963,225	440,851
Total Access Communication PCL, NVDR(c)	576,000	568,284
True Corp. PCL, NVDR(c)	9,158,490	799,265

		84,350,712

Total Common Stocks — 99.2% (Cost: $3,436,002,485)		4,491,204,007

Preferred Stocks

South Korea — 0.6%
Amorepacific Corp., Preference Shares, NVS	8,064	372,392
Hyundai Motor Co.
Preference Shares, NVS	19,008	1,316,673
Series 2, Preference Shares, NVS	26,784	1,885,998
LG Chem Ltd., Preference Shares, NVS	6,048	1,652,313
LG Household & Health Care Ltd., Preference Shares, NVS	1,728	1,052,303
Samsung Electronics Co. Ltd., Preference Shares, NVS	469,820	20,743,793

		27,023,472

Total Preferred Stocks — 0.6% (Cost: $10,143,396)		27,023,472

Rights

China — 0.0%
Legend Holdings Corp., Class H (Expires 11/30/20)(b)	26,907	0	(e)

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(b)	34,474	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	95,186,897	95,253,528

10

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	6,600,000	$6,600,000

		101,853,528

Total Short-Term Investments — 2.3% (Cost: $101,785,437)		101,853,528

Total Investments in Securities — 102.1% (Cost: $3,547,931,318)		4,620,081,007

Other Assets, Less Liabilities — (2.1)%		(92,921,709)

Net Assets — 100.0%		$4,527,159,298

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$131,403,632	$—	$(36,104,265	)(a)	$(4,041)	$(41,798)	$95,253,528	95,186,897	$231,392	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,640,000	—	(1,040,000	)(a)	—	—	6,600,000	6,600,000	1,524		—

					$(4,041)	$(41,798)	$101,853,528		$232,916		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Hang Seng China Enterprises Index	4	11/27/20	$252	$(8,493)
Hang Seng Index	5	11/27/20	779	(16,972)
MSCI Emerging Markets E-Mini Index	82	12/18/20	4,518	124,657

				99,192

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

11

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI All Country Asia ex Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3		Total

Investments
Assets
Common Stocks	$4,427,853,878	$63,350,129		$0	(a)	$4,491,204,007
Preferred Stocks	27,023,472	—		—		27,023,472
Rights	—	0	(a)	—		0	(a)
Money Market Funds	101,853,528	—		—		101,853,528

	$4,556,730,878	$63,350,129		$0	(a)	$4,620,081,007

Derivative financial instruments(b)
Assets
Futures Contracts	$124,657	$—		$—		$124,657
Liabilities
Futures Contracts	(25,465)	—		—		(25,465)

	$99,192	$—		$—		$99,192

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

12